Employee benefits (Details 5)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Actuarial assumptions [Abstract]
Discount rate	6.65%	7.15%	7.30%
Expected long term rate of return on plan assets	8.00%		8.00%
Average future working life time (Years)	21 years 8 months 1 day	21 years 5 months 15 days	21 years 8 months 4 days
Not later than one year [Member]
Actuarial assumptions [Abstract]
Expected long term rate of return on plan assets		8.00%